Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 13,215,228	$ 12,606,059
Allowance for doubtful accounts	(8,047,527)	(5,744,387)
Accounts receivable, net	$ 5,167,701	$ 6,861,672